Share-Based Compensation - Summary of Share Options Activity under 2006 Share Incentive Plan (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted number of options, Granted	0	0	0
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted number of options outstanding, Beginning balance	318,641	1,272,155	3,637,249
Weighted number of options, Granted	0	0	0
Weighted number of options, Exercised	(240,304)	(953,514)	(2,113,094)
Weighted number of options, Forfeited			(252,000)
Weighted number of options outstanding, Ending balance	78,337	318,641	1,272,155	3,637,249
Weighted average exercise prices, Options outstanding, Beginning balance	$ 5.30	$ 10.18	$ 9.27
Weighted number of options vested and expect to vest at May 31, 2016	78,337
Weighted average exercise prices, Granted	$ 0	0	0
Weighted number of options exercisable at May 31, 2016	78,337
Weighted average exercise prices, Exercised	$ 5.03	11.81	8.37
Weighted average exercise prices, Forfeited			12.19
Weighted average exercise prices, Options outstanding, Ending balance	6.13	$ 5.30	$ 10.18	$ 9.27
Weighted average exercise prices, Options vested and expect to vest at May 31, 2016	$ 6.13
Aggregate intrinsic value, Options outstanding, beginning balance	$ 5,903	$ 19,898		$ 47,503
Weighted average exercise prices, Options exercisable at May 31, 2016	$ 6.13
Remaining contractual life, Options outstanding	6 months 29 days	1 year 11 months 1 day	6 years 2 months 12 days	6 years 4 months 21 days
Remaining contractual life, Options vested and expect to vest	6 months 29 days
Remaining contractual life, Options exercisable	6 months 29 days
Aggregate intrinsic value, Options outstanding, ending balance	$ 2,829	$ 5,903	$ 19,898
Aggregate intrinsic value, Options vested and expect to vest at May 31, 2016	2,829
Aggregate intrinsic value, Options exercisable at May 31, 2016	$ 2,829